INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES
INVENTORIES

5.INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2016	2017

Educational merchandise	3,043	3,549

	3,043	3,549

No inventory reserve was provided for the years ended December 31, 2015, 2016 and 2017.